Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 21, 2024 USD ($) $ / shares	Mar. 18, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies and Practices
We do not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. In fiscal 2024, we granted stock options to Dr. Palasis within four business days before the filing of our Annual Report on Form
10-K
for the year ended December 31, 2023. The following table is being provided pursuant to Item 402(x) of Regulation
S-K
regarding such stock option grants.

Name	Grant date	Number of securities underlying the award	Exercise price of the award	Grant date fair value of the award
Percentage change in the closing market price of the

securities underlying the award between the trading day

ending immediately prior to the disclosure of material

nonpublic information and the trading day beginning

immediately following the disclosure of material nonpublic

information

Maria Palasis, Ph.D.	March 18, 2024	500,000	$5.77	$4.02	1.5%
Maria Palasis, Ph.D.	March 21, 2024	550,000	$6.07	$4.23	1.5%

Award Timing Method	In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. In fiscal 2024, we granted stock options to Dr. Palasis within four business days before the filing of our Annual Report on Form
10-K
for the year ended December 31, 2023.
Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award	Grant date fair value of the award
Percentage change in the closing market price of the

securities underlying the award between the trading day

ending immediately prior to the disclosure of material

nonpublic information and the trading day beginning

immediately following the disclosure of material nonpublic

information

Maria Palasis, Ph.D.	March 18, 2024	500,000	$5.77	$4.02	1.5%
Maria Palasis, Ph.D.	March 21, 2024	550,000	$6.07	$4.23	1.5%

Awards Close in Time to MNPI Disclosures
Name		Maria Palasis, Ph.D.	Maria Palasis, Ph.D.
Underlying Securities		550,000	500,000
Exercise Price | $ / shares		$ 6.07	$ 5.77
Fair Value as of Grant Date		$ 4.23	$ 4.02
Underlying Security Market Price Change		1.5	1.5